Expense Example - FidelitySAIInflation-ProtectedBondIndexFund-PRO - FidelitySAIInflation-ProtectedBondIndexFund-PRO - Fidelity SAI Inflation-Protected Bond Index Fund - Fidelity SAI Inflation-Protected Bond Index Fund
Aug. 15, 2024 USD ($)
Expense Example:
1 year	$ 5
3 years	$ 18